Employee Benefits and Private Pension Plan - Additional information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$) Employee	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Summary of employee benefits [line items]
Maximum matching contribution percentage	11.00%
Contribution to Ultraprev | R$	R$ 24,323	R$ 24,819	R$ 23,261
Number of active participating employees	8,052
Number of retired participating employees	279
Number of former employees receiving benefits	26
Bottom of range [member]
Summary of employee benefits [line items]
Monthly accumulated fund percentage	0.50%
Fixed monthly accumulated fund period	5 years
Top of range [member]
Summary of employee benefits [line items]
Monthly accumulated fund percentage	1.00%
Fixed monthly accumulated fund period	25 years